Provision In Lieu Of Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision In Lieu Of Income Taxes [Abstract]
U.S. federal statutory rate		21.00%	35.00%	35.00%
Re-measurement of liability in lieu of deferred income taxes	$ 1,600,000,000		$ 21,000,000
Increase (decrease) in liability for deferred income taxes	$ 3,000,000
Net liability in lieu of deferred income taxes		$ 1,602,000,000	1,517,000,000
Uncertain tax positions related to timing of recognition				$ 3,000,000
Accrued interest		0	0
Benefit (expense) from interest and penalties		$ 0	$ 0	$ 0